UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.7%
Technology - 23.3%
Communications Technology - 1.1%
QUALCOMM, Inc.	313,525	$19,319,411

Computer Services, Software & Systems - 15.6%
ANSYS, Inc. (a)	360,770	29,171,862
Citrix Systems, Inc. (a)	714,900	44,445,333
Cognizant Technology Solutions Corp.-Class A (a)	931,820	60,381,936
F5 Networks, Inc. (a)	160,470	12,264,722
Facebook, Inc. (a)	947,010	26,288,998
Google, Inc.-Class A (a)	78,305	64,567,954
LinkedIn Corp. (a)	84,100	16,154,769
Red Hat, Inc. (a)	200,460	9,608,048
SolarWinds, Inc. (a)	126,319	6,423,321

		269,306,943

Computer Technology - 5.2%
Apple, Inc.	179,900	79,650,725
EMC Corp./MA (a)	390,143	8,750,907

		88,401,632

Electronic Components - 0.8%
Amphenol Corp.-Class A	185,910	14,039,923

Semiconductors & Component - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	537,010	10,246,151

		401,314,060

Consumer Discretionary - 19.8%
Cable Television Services - 2.2%
Comcast Corp.-Class A	916,450	37,849,385

Consumer Services: Misc. - 2.8%
eBay, Inc. (a)	928,805	48,660,094

Cosmetics - 0.9%
Estee Lauder Cos., Inc. (The)-Class A	229,880	15,942,178

Diversified Retail - 3.7%
Amazon.com, Inc. (a)	172,950	43,896,440
Costco Wholesale Corp.	192,580	20,881,449

		64,777,889

Entertainment - 2.8%
Walt Disney Co. (The)	765,050	48,075,742

Leisure Time - 2.4%
priceline.com, Inc. (a)	58,600	40,785,014

Recreational Vehicles & Boats - 0.9%
Harley-Davidson, Inc.	290,587	15,880,579

Restaurants - 2.4%
Chipotle Mexican Grill, Inc.-Class A (a)	31,060	11,280,681
Starbucks Corp.	486,066	29,572,256

		40,852,937

Company	Shares	U.S. $ Value
Specialty Retail - 0.9%
O’Reilly Automotive, Inc. (a)	145,610	15,626,865

Textiles, Apparel & Shoes - 0.8%
VF Corp.	75,410	13,439,570

		341,890,253

Health Care - 16.9%
Biotechnology - 6.5%
Biogen Idec, Inc. (a)	358,558	78,499,103
Celgene Corp. (a)	287,770	33,977,004

		112,476,107

Health Care Management Services - 2.3%
UnitedHealth Group, Inc.	661,012	39,614,449

Health Care Services - 0.7%
McKesson Corp.	111,490	11,797,872

Medical Equipment - 4.2%
IDEXX Laboratories, Inc. (a)	165,890	14,591,684
Illumina, Inc. (a) (b)	195,206	12,627,876
Intuitive Surgical, Inc. (a)	90,600	44,601,474

		71,821,034

Pharmaceuticals - 3.2%
Allergan, Inc./United States	330,248	37,499,661
Gilead Sciences, Inc. (a)	356,330	18,044,551

		55,544,212

		291,253,674

Producer Durables - 10.1%
Aerospace - 3.1%
Boeing Co. (The)	594,270	54,322,220

Diversified Manufacturing Operations - 2.4%
Danaher Corp.	679,437	41,404,891

Environmental Maintenance & Security - 0.7%
Stericycle, Inc. (a)	113,391	12,282,513

Producer Durables: Misc. - 0.4%
WW Grainger, Inc.	26,510	6,533,920

Scientific Instruments: Control & Filter - 1.5%
Flowserve Corp.	77,706	12,286,873
Roper Industries, Inc.	114,810	13,737,016

		26,023,889

Scientific Instruments: Electrical - 0.9%
AMETEK, Inc.	379,818	15,462,391

Scientific Instruments: Gauges & Meters - 1.1%
Mettler-Toledo International, Inc. (a)	31,679	6,619,644
Trimble Navigation Ltd. (a)	408,460	11,739,140

		18,358,784

		174,388,608

Company	Shares	U.S. $ Value
Financial Services - 7.8%
Asset Management & Custodian - 2.7%
Affiliated Managers Group, Inc. (a)	187,170	29,138,626
BlackRock, Inc.-Class A	64,720	17,247,880

		46,386,506

Financial Data & Systems - 1.8%
Visa, Inc.-Class A	183,450	30,903,987

Securities Brokerage & Services - 3.3%
IntercontinentalExchange, Inc. (a)	355,813	57,972,612

		135,263,105

Energy - 6.0%
Oil Well Equipment & Services - 4.2%
National Oilwell Varco, Inc.	204,430	13,332,925
Oceaneering International, Inc.	251,950	17,679,331
Schlumberger Ltd.	554,320	41,258,038

		72,270,294

Oil: Crude Producers - 1.8%
EOG Resources, Inc.	97,707	11,838,180
Noble Energy, Inc.	177,397	20,097,306

		31,935,486

		104,205,780

Materials & Processing - 5.2%
Fertilizers - 2.4%
Monsanto Co.	390,081	41,668,452

Metal Fabricating - 2.8%
Precision Castparts Corp.	251,133	48,039,232

		89,707,684

Consumer Staples - 4.6%
Foods - 1.6%
Hershey Co. (The)	316,590	28,227,164

Tobacco - 3.0%
Philip Morris International, Inc.	539,299	51,551,592

		79,778,756

Total Common Stocks (cost $1,357,953,982)		1,617,801,920

SHORT-TERM INVESTMENTS - 7.4%
Investment Companies - 7.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $127,042,274)	127,042,274	127,042,274

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $1,484,996,256)		1,744,844,194

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.09% (c) (cost $8,939,633)	8,939,633	8,939,633

Total Investments - 101.6% (cost $1,493,935,889) (d)		1,753,783,827
Other assets less liabilities - (1.6)%		(27,214,556)

Net Assets - 100.0%		$1,726,569,271

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $278,302,403 and gross unrealized depreciation of investments was $(18,454,465), resulting in net unrealized appreciation of $259,847,938.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Large Cap Growth Fund

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,617,801,920		$	– 0	–	$	– 0	–	$1,617,801,920
Short-Term Investments	127,042,274			– 0	–		– 0	–	127,042,274
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,939,633			– 0	–		– 0	–	8,939,633

Total Investments in Securities	1,753,783,827			– 0	–		– 0	–	1,753,783,827
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,753,783,827		$	– 0	–	$	– 0	–	$1,753,783,827

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2013